Average Annual Total Returns (American Growth-Income Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series I, American Growth-Income Trust
Average Annual Total Returns
One Year	11.13%
Five Year	1.57%
Ten Year	3.24%
Date of Inception	Jul. 09, 2003
Series II, American Growth-Income Trust
Average Annual Total Returns
One Year	10.91%
Five Year	1.42%
Ten Year	3.09%
Date of Inception	May 05, 2003
Series III, American Growth-Income Trust
Average Annual Total Returns
One Year	11.51%
Five Year	1.95%
Ten Year	3.48%
Date of Inception	Jan. 02, 2008